Significant Customers (Details Narrative) (Fortman Insurance Agency, LLC) - Fortman Insurance Agency, LLC [Member] - Revenue [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Insurance Carrier One [Member]
Concentration of risk percentage	13.00%	15.00%
Insurance Carrier Two [Member]
Concentration of risk percentage	12.00%	12.00%
Insurance Carrier Three [Member]
Concentration of risk percentage		12.00%